Tyco International Finance S.A. (Details 2) (USD $) In Millions, unless otherwise specified	Dec. 27, 2013	Sep. 27, 2013	Dec. 28, 2012	Sep. 28, 2012
Current Assets:
Cash and cash equivalents	$ 479	$ 563	$ 501	$ 844
Accounts receivable, net	1,700	1,718
Inventories	675	647
Prepaid expenses and other current assets	851	850
Deferred income taxes	250	250
Assets of Disposal Group, Including Discontinued Operation, Current	843	828
Total Current Assets	4,798	4,856
Property, plant and equipment, net	1,271	1,285
Goodwill	4,179	4,163		4,035
Intangible assets, net	794	791
Other assets	971	1,081
Total Assets	12,013	12,176
Current Liabilities:
Loans payable and current maturities of long-term debt	180	20
Accounts payable	793	851
Accrued and other current liabilities	1,729	1,859
Deferred revenue	362	394
Liabilities of Disposal Group, Including Discontinued Operation, Current	220	225
Total Current Liabilities	3,284	3,349
Long-term debt	1,443	1,443
Deferred revenue	361	370
Other liabilities	1,759	1,881
Total Liabilities	6,847	7,043
Redeemable noncontrolling interest	12	12
Tyco Shareholders' Equity:
Common shares	208	208
Common shares held in treasury	(1,031)	(912)
Other shareholders' equity	5,953	5,802
Total Tyco Shareholders' Equity	5,130	5,098
Nonredeemable noncontrolling interest	24	23
Total Equity	5,154	5,121	5,144	5,010
Total Liabilities, Redeemable Noncontrolling Interest and Equity	12,013	12,176
Tyco International Ltd.
Current Assets:
Accounts receivable, net		0
Intercompany receivables	23	22
Prepaid expenses and other current assets	9	9
Total Current Assets	32	31
Investment in subsidiaries	12,855	12,826
Intercompany loans receivable	0	0
Other assets	70	68
Total Assets	12,957	12,925
Current Liabilities:
Accounts payable		1
Accrued and other current liabilities	323	353
Intercompany payables	3,516	3,515
Total Current Liabilities	3,839	3,869
Intercompany loans payable	3,688	3,660
Other liabilities	300	298
Total Liabilities	7,827	7,827
Tyco Shareholders' Equity:
Common shares	208	208
Other shareholders' equity	4,922	4,890
Total Tyco Shareholders' Equity	5,130	5,098
Total Equity	5,130	5,098
Total Liabilities, Redeemable Noncontrolling Interest and Equity	12,957	12,925
Tyco International Finance S.A.
Current Assets:
Intercompany receivables	2,114	2,079
Prepaid expenses and other current assets	1
Total Current Assets	2,115	2,079
Investment in subsidiaries	14,894	14,690
Intercompany loans receivable	1,223	1,141
Other assets	5	6
Total Assets	18,237	17,916
Current Liabilities:
Loans payable and current maturities of long-term debt	160
Accrued and other current liabilities	33	23
Intercompany payables	3,810	3,845
Total Current Liabilities	4,003	3,868
Long-term debt	1,442	1,443
Intercompany loans payable	1,860	1,852
Total Liabilities	7,305	7,163
Tyco Shareholders' Equity:
Other shareholders' equity	10,932	10,753
Total Tyco Shareholders' Equity	10,932	10,753
Total Equity	10,932	10,753
Total Liabilities, Redeemable Noncontrolling Interest and Equity	18,237	17,916
Other Subsidiaries
Current Assets:
Cash and cash equivalents	479	563	501	844
Accounts receivable, net	1,700	1,718
Inventories	675	647
Intercompany receivables	7,316	7,354
Prepaid expenses and other current assets	841	841
Deferred income taxes	250	250
Assets of Disposal Group, Including Discontinued Operation, Current	843	828
Total Current Assets	12,104	12,201
Property, plant and equipment, net	1,271	1,285
Goodwill	4,179	4,163
Intangible assets, net	794	791
Intercompany loans receivable	5,318	5,310
Other assets	896	1,007
Total Assets	24,562	24,757
Current Liabilities:
Loans payable and current maturities of long-term debt	20	20
Accounts payable	793	850
Accrued and other current liabilities	1,373	1,483
Deferred revenue	362	394
Intercompany payables	2,127	2,095
Liabilities of Disposal Group, Including Discontinued Operation, Current	220	225
Total Current Liabilities	4,895	5,067
Long-term debt	1	0
Intercompany loans payable	993	939
Deferred revenue	361	370
Other liabilities	1,459	1,583
Total Liabilities	7,709	7,959
Redeemable noncontrolling interest	12	12
Tyco Shareholders' Equity:
Common shares held in treasury	(1,031)	(912)
Other shareholders' equity	17,848	17,675
Total Tyco Shareholders' Equity	16,817	16,763
Nonredeemable noncontrolling interest	24	23
Total Equity	16,841	16,786
Total Liabilities, Redeemable Noncontrolling Interest and Equity	24,562	24,757
Consolidating Adjustments
Current Assets:
Cash and cash equivalents			0
Intercompany receivables	(9,453)	(9,455)
Total Current Assets	(9,453)	(9,455)
Investment in subsidiaries	(27,749)	(27,516)
Intercompany loans receivable	(6,541)	(6,451)
Total Assets	(43,743)	(43,422)
Current Liabilities:
Intercompany payables	(9,453)	(9,455)
Total Current Liabilities	(9,453)	(9,455)
Intercompany loans payable	(6,541)	(6,451)
Total Liabilities	(15,994)	(15,906)
Tyco Shareholders' Equity:
Other shareholders' equity	(27,749)	(27,516)
Total Tyco Shareholders' Equity	(27,749)	(27,516)
Total Equity	(27,749)	(27,516)
Total Liabilities, Redeemable Noncontrolling Interest and Equity	$ (43,743)	$ (43,422)